Property, Plant and Equipment, Net - Summary of Changes in Right-of-use Assets Property Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 928,301
Right of use assets Acquisitions	224,667	₩ 316,235
Depreciation	(176,807)	(175,235)
Others	60,052	12,294
Ending balance	1,036,213	928,301
Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	371,719
Right of use assets Acquisitions	14,161	18,962
Depreciation	(14,191)	(16,397)
Others	19,757	27,387
Ending balance	391,446	371,719
Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	171,760
Right of use assets Acquisitions	30,912	47,374
Depreciation	(61,261)	(57,593)
Others	2,443	10,867
Ending balance	143,854	171,760
Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	239,181
Right of use assets Acquisitions	13,543	86,373
Depreciation	(41,721)	(38,909)
Others	45,202	(24,111)
Ending balance	256,205	239,181
Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	11,456
Right of use assets Acquisitions	12,159	6,186
Depreciation	(8,657)	(9,486)
Others	(205)	651
Ending balance	14,753	11,456
Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	27,630
Right of use assets Acquisitions	33,675	45,803
Depreciation	(34,261)	(23,786)
Others	(7,145)	(2,500)
Ending balance	19,899	27,630
Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	106,555
Right of use assets Acquisitions	120,217	111,537
Depreciation	(16,716)	(29,064)
Others	0
Ending balance	210,056	106,555
Date of initial application IFRS-16 [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	928,301	775,007
Ending balance		928,301
Date of initial application IFRS-16 [member] | Land [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	371,719	341,767
Ending balance		371,719
Date of initial application IFRS-16 [member] | Buildings and structures [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	171,760	171,112
Ending balance		171,760
Date of initial application IFRS-16 [member] | Machinery and equipment [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	239,181	215,828
Ending balance		239,181
Date of initial application IFRS-16 [member] | Vehicles [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	11,456	14,105
Ending balance		11,456
Date of initial application IFRS-16 [member] | Other assets [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	27,630	8,113
Ending balance		27,630
Date of initial application IFRS-16 [member] | Ships [member]
Disclosure details of changes in right-of-use assets property plant and equipment [line items]
Beginning Balance	₩ 106,555	24,082
Ending balance		₩ 106,555